Schedule H, Part IV, Line 4i - Schedule of Assets (Held at End of Year) (Details) - EBP 001 $ in Millions	12 Months Ended
Dec. 31, 2025 USD ($)
EBP, Schedule of Asset Held for Investment [Line Items]
Entity tax identification number	36-3268123
Plan number	001
Participant notes receivable	$ 19.1
Total	$ 835.4
Minimum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	4.25%
Maximum
EBP, Schedule of Asset Held for Investment [Line Items]
Participant loan, interest rate	9.50%
Equity Securities Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 231.9
Fixed Income Mutual Funds
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34.4
Common Collective Trusts
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	541.1
Investment, Identifier [Axis]: Common Stock | Greif, Inc. Class A Common Stock | Common Stock
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8.5
Investment, Identifier [Axis]: Equity Securities Mutual Funds | Am Fds Euro Pacific Growth R6Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	18.8
Investment, Identifier [Axis]: Equity Securities Mutual Funds | DFA Emerg Mkt Core Eqty Portfolio | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	1.8
Investment, Identifier [Axis]: Equity Securities Mutual Funds | DFA U.S. Targeted Value I Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	6.4
Investment, Identifier [Axis]: Equity Securities Mutual Funds | Dodge & Cox Stock Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	32.6
Investment, Identifier [Axis]: Equity Securities Mutual Funds | Fidelity Extended Market Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	34.5
Investment, Identifier [Axis]: Equity Securities Mutual Funds | Fidelity Global ex US Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	21.6
Investment, Identifier [Axis]: Equity Securities Mutual Funds | Vanguard Institutional Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	108.0
Investment, Identifier [Axis]: Equity Securities Mutual Funds | Vanguard Small Cap Growth Index Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	8.2
Investment, Identifier [Axis]: Fixed Income Mutual Funds | PIMCO Real Return/Institutional Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	28.8
Investment, Identifier [Axis]: Fixed Income Mutual Funds | PIMCO Total Return Fund | Mutual Fund
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	5.6
Investment, Identifier [Axis]: Galliard Stable Return E | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	71.6
Investment, Identifier [Axis]: Guaranteed Investment Account | John Hancock S Guaranteed | Guaranteed Investment Account
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	0.4
Investment, Identifier [Axis]: Metlife Stable Value Sol J Fd | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	0.3
Investment, Identifier [Axis]: T. Rowe Price Mid-Cap Growth Fund | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	11.3
Investment, Identifier [Axis]: TS&W Collective/MID CAP Value TR | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	4.9
Investment, Identifier [Axis]: Vanguard Target Retirement 2020 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19.3
Investment, Identifier [Axis]: Vanguard Target Retirement 2025 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	24.8
Investment, Identifier [Axis]: Vanguard Target Retirement 2030 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	81.1
Investment, Identifier [Axis]: Vanguard Target Retirement 2035 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	42.2
Investment, Identifier [Axis]: Vanguard Target Retirement 2040 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	75.5
Investment, Identifier [Axis]: Vanguard Target Retirement 2045 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	35.4
Investment, Identifier [Axis]: Vanguard Target Retirement 2050 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	43.2
Investment, Identifier [Axis]: Vanguard Target Retirement 2055 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	27.4
Investment, Identifier [Axis]: Vanguard Target Retirement 2060 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	19.4
Investment, Identifier [Axis]: Vanguard Target Retirement 2065 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	7.4
Investment, Identifier [Axis]: Vanguard Target Retirement 2070 Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	2.6
Investment, Identifier [Axis]: Vanguard Target Retirement Inc Trust II | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	10.1
Investment, Identifier [Axis]: Winslow Large Cap Growth C Fd | Common Collective Trust
EBP, Schedule of Asset Held for Investment [Line Items]
Current value	$ 64.6